UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 580
Omaha, NE 68124
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
1125 South 103rd Street, Suite 580
Omaha, NE 68124
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2019
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 85.24%
Administrative and Support Services - 4.82%
Booking Holdings, Inc. (a)	2,700	$1,768,506	$4,711,257
PayPal Holdings, Inc. (a)	35,000	871,561	3,634,400
		$2,640,067	$8,345,657
Amusement, Gambling, and Recreation Industries - 1.93%
The Walt Disney Co.	30,000	$1,588,580	$3,330,900
Beverage and Tobacco Product Manufacturing - 1.78%
Altria Group, Inc.	15,000	$451,341	$861,450
PepsiCo, Inc.	13,000	632,331	1,593,150
Philip Morris International, Inc.	7,000	338,718	618,730
		$1,422,390	$3,073,330
Broadcasting (except Internet) - 1.39%
Comcast Corp. - Class A	60,000	$1,381,050	$2,398,800
Building Material and Garden Equipment and Supplies Dealers - 1.79%
Home Depot, Inc.	11,000	$1,466,587	$2,110,790
Lowe's Companies, Inc.	9,000	718,941	985,230
		$2,185,528	$3,096,020
Chemical Manufacturing - 4.25%
Allergan Plc	15,000	$2,160,150	$2,196,150
Ecolab, Inc.	15,000	1,436,988	2,648,100
Gilead Sciences, Inc.	17,000	1,306,096	1,105,170
Johnson & Johnson	10,000	866,300	1,397,900
		$5,769,534	$7,347,320
Computer and Electronic Product Manufacturing - 14.67%
Alphabet, Inc. - Class A (a)	4,000	$847,059	$4,707,560
Alphabet, Inc. - Class C (a)	4,010	844,083	4,704,973
Apple, Inc.	65,000	1,105,345	12,346,749
QUALCOMM, Inc.	35,000	1,399,408	1,996,050
Thermo Fisher Scientific, Inc.	6,000	879,267	1,642,320
		$5,075,162	$25,397,652
Couriers and Messengers - 1.05%
FedEx Corp.	10,000	$1,659,664	$1,814,100
Credit Intermediation and Related Activities - 5.72%
Ameriprise Financial, Inc.	10,000	$971,393	$1,281,000
Capital One Financial Corp.	30,000	864,556	2,450,700
JPMorgan Chase & Co.	30,000	1,721,192	3,036,900
Wells Fargo & Co.	65,000	1,722,622	3,140,800
		$5,279,763	$9,909,400
Data Processing, Hosting and Related Services - 1.02%
Fiserv, Inc. (a)	20,000	$971,166	$1,765,600
Electrical Equipment, Appliance, and Component Manufacturing - 0.93%
Eaton Corp. Plc	20,000	$877,512	$1,611,200
Food Services and Drinking Places - 1.29%
Starbucks Corp.	30,000	$561,001	$2,230,200
Insurance Carriers and Related Activities - 4.03%
Berkshire Hathaway, Inc. - Class B (a)	20,000	$678,649	$4,017,800
Cigna Corp.	6,085	813,159	978,590
UnitedHealth Group, Inc.	8,000	1,948,207	1,978,080
		$3,440,015	$6,974,470
Machinery Manufacturing - 1.58%
Roper Technologies, Inc.	8,000	$335,931	$2,735,760
Mining (except Oil and Gas) - 0.93%
Martin Marietta Materials, Inc.	8,000	$1,469,187	$1,609,440
Nonstore Retailers - 5.15%
Amazon.com, Inc. (a)	5,000	$1,231,664	$8,903,750
Oil and Gas Extraction - 2.32%
Continental Resources, Inc. (a)	47,000	$1,375,415	$2,104,190
EOG Resources, Inc.	20,000	2,044,419	1,903,600
		$3,419,834	$4,007,790
Other Information Services - 2.12%
Facebook, Inc. - Class A (a)	22,000	$2,108,799	$3,667,180
Petroleum and Coal Products Manufacturing - 1.57%
Chevron Corp.	22,000	$1,206,019	$2,709,960

Professional, Scientific, and Technical Services - 15.77%
Amgen, Inc.	10,000	$1,609,946	$1,899,800
Biogen, Inc. (a)	3,500	756,617	827,330
Celgene Corp. (a)	32,000	1,501,655	3,018,880
Cognizant Technology Solutions Corp. - Class A	10,000	545,270	724,500
IQVIA Holdings, Inc. (a)	8,000	855,439	1,150,800
MasterCard, Inc. - Class A	57,000	983,398	13,420,650
Visa, Inc. - Class A	40,000	1,087,480	6,247,600
		$7,339,805	$27,289,560
Publishing Industries (except Internet) - 2.32%
Adobe Systems, Inc. (a)	4,000	$1,024,050	$1,065,960
Microsoft Corp.	25,000	2,700,132	2,948,500
		$3,724,182	$4,014,460
Rail Transportation - 2.71%
Union Pacific Corp.	28,000	$806,918	$4,681,600
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.93%
BlackRock, Inc.	9,500	$2,275,270	$4,060,015
S&P Global, Inc.	13,000	2,334,390	2,737,150
		$4,609,660	$6,797,165
Support Activities for Transportation - 0.62%
XPO Logistics, Inc. (a)	20,000	$1,785,818	$1,074,800
Transportation Equipment Manufacturing - 0.55%
Boeing Co.	2,500	$754,671	$953,550
Truck Transportation - 1.00%
Old Dominion Freight Line, Inc.	12,000	$1,611,257	$1,732,680

TOTAL COMMON STOCKS		$63,255,177	$147,472,344

EXCHANGE TRADED FUNDS - 7.72%
Funds, Trusts, and Other Financial Vehicles - 7.72%
iShares Core S&P Mid-Cap ETF	40,000	$3,684,766	$7,576,000
iShares Core S&P Small-Cap ETF	75,000	2,746,435	5,786,250
		$6,431,201	$13,362,250

TOTAL EXCHANGE TRADED FUNDS		$6,431,201	$13,362,250

SHORT-TERM INVESTMENTS - 6.50%
Mutual Funds - 6.50%
SEI Daily Income Trust Treasury - Class F, 2.092% (b)	11,241,677	$11,241,677	$11,241,677

TOTAL SHORT-TERM INVESTMENTS		$11,241,677	$11,241,677

TOTAL INVESTMENTS - 99.46%		$80,928,055	$172,076,271
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.54%			927,952
TOTAL NET ASSETS - 100.00%			$173,004,223

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	The rate shown is the annualized seven day yield as of March 31, 2019.

The accompanying notes are an integral part of this Schedule of Investments.

Notes to Schedule of Investments

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical investments.
•	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the three months ended March 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs. During the three months ended March 31, 2019, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of March 31, 2019, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stocks	$147,472,344	$-	$-	$147,472,344
Exchange Traded Funds	13,362,250	-	-	13,362,250
Short-Term Investments	11,241,677	-	-	11,241,677
Total Investments in Securities	$172,076,271	$-	$-	$172,076,271

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)  /s/ Edson L. Bridges III
                                          Edson L. Bridges III, President, CEO, CIO

Date  May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Edson L. Bridges III
                                           Edson L. Bridges III, President, CEO, CIO

Date  May 28, 2019

By (Signature and Title)*  /s/ Brian Kirkpatrick
                                           Brian Kirkpatrick, Executive Vice President

Date  May 28, 2019

By (Signature and Title)*  /s/ Nancy K. Dodge
                                           Nancy K. Dodge, Secretary, Treasurer, CCO,
                                           Principal Financial Officer

Date  May 28, 2019

* Print the name and title of each signing officer under his or her signature.